Equity-based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of RSU Activity

The RSU activity for the six months ended June 30, 2020 was as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance at beginning of period
Granted	4,630,884	$21.41
Vested	—	—
Forfeited or cancelled	(1,072)	23.00

Balance at end of period	4,629,812	$21.41